UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  September 30, 2009
Check here if Amendment [   ]; Amendment Number:
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Guinness Asset Management Limited
Address:   14 Queen Anne s Gate
           London, England
           SW1H 9AA
Form 13F File Number:      028-12636
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:      Giles Robinette
Title:     Compliance Officer
Phone:     +44(0)20 7222 1665
Signature, Place, and Date of Signing:
  /s/ Giles Robinette        London, England            October 22, 2009

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       36
Form 13F Information Table Value Total:       67922
                                                (thousands)
List of Other Included Managers: NONE
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                                     Form 13F INFORMATION TABLE

       COLUMN 1                COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7        COLUMN 8
- --------------------------  -------------      --------    --------   ---------------- ----------   --------  --------------------
                                                            VALUE    SHRS OR SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER          TITLE OF CLASS      CUSIP      (x$1000)  PRN AMT PRN CALL  DISCRETION   MANAGERS   SOLE  SHARED  NONE

issuer                             class          CUSIP     value  shares shput/cdiscotherSOLE   SHARENONE
- ----------------------------------------------------------------------------------------------------------------------------------
ANADARKO PETE CORP                 COM            032511107    2481  39551SH     SOLE       39551
APACHE CORP                        COM            037411105    3343  36401SH     SOLE       36401
CAMECO CORP                        COM            13321L108      23    824SH     SOLE         824
CANADIAN SOLAR INC                 COM            136635109      80   4670SH     SOLE        4670
CANADIAN NAT RES LTD               COM            136385101    3535  52480SH     SOLE       52480
COMPANHIA ENERGETICA DE MINA       SPONSORED ADR  204409601      69   4560SH     SOLE        4560
CHESAPEAKE ENERGY CORP             COM            165167107    3791 133500SH     SOLE      133500
CHEVRON CORP                       NEW COM        166764100    3246  46082SH     SOLE       46082
CONOCOPHILLIPS                     COM            20825C104    3272  72453SH     SOLE       72453
ENCANA CORP                        COM            292505104    2335  40417SH     SOLE       40417
FIRST SOLAR INC                    COM            336433107      87    570SH     SOLE         570
FOREST OIL CORP                    COM PAR $0.01  346091705    1836  93800SH     SOLE       93800
GLOBAL INDS LTD                    COM            379336100      26   2769SH     SOLE        2769
HALLIBURTON CO                     COM            406216101    3480 128308SH     SOLE      128308
HELIX ENERGY SOLUTIONS             GRP I COM      42330P107    2329 155480SH     SOLE      155480
HESS CORP                          COM            42809H107    3236  60537SH     SOLE       60537
IMPERIAL OIL LTD                   COM NEW        453038408    3293  86730SH     SOLE       86730
JA SOLAR HOLDINGS CO LTD           SPONSORED ADR  466090107      78  19380SH     SOLE       19380
LDK SOLAR CO LTD                   SPONSORED ADR  50183L107      52   6023SH     SOLE        6023
MARATHON OIL CORP                  COM            565849106    3222 101017SH     SOLE      101017
MEMC ELECTR MATLS INC              COM            552715104      91   5482SH     SOLE        5482
NEWFIELD EXPL CO                   COM            651290108    3352  78771SH     SOLE       78771
NEXEN INC                          COM            65334H102    3372 148671SH     SOLE      148671
NOBLE ENERGY INC                   COM            655044105    3432  52026SH     SOLE       52026
ORMAT TECHNOLOGIES INC             COM            686688102      73   1780SH     SOLE        1780
PATTERSON UTI ENERGY INC           COM            703481101    2204 145977SH     SOLE      145977
PIONEER NAT RES CO                 COM            723787107    2507  69093SH     SOLE       69093
RENESOLA LTD                       SPONSORED ADS  75971T103      55  11429SH     SOLE       11429
SUNCOR ENERGY INC                  NEW COM ADDED  867224107    3349  96118SH     SOLE       96118
SUNPOWER CORP                      COM CL B       867652307     100   3966SH     SOLE        3966
SUNTECH PWR HLDGS CO LTD           ADR            86800C104      92   6056SH     SOLE        6056
SWIFT ENERGY CO COM                COM            870738101    2666 112570SH     SOLE      112570
TRINA SOLAR LIMITED                SPONSORED ADR  89628E104      83   2580SH     SOLE        2580
UNIT CORP                          COM            909218109    3312  80303SH     SOLE       80303
VALERO ENERGY CORP                 NEW COM        91913Y100    3345 172501SH     SOLE      172501
YINGLI GREEN ENERGY HLDG CO        ADR            98584B103      75   6000SH     SOLE        6000
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